Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Debt

2. DEBT

Notes Payable

The Company has a note payable due to Mr. Seligsohn, their former Chief Executive Officer and President. The note is due on demand and bears an interest rate at the minimum applicable rate for loans of similar duration, which was 0.5% as of March 31, 2015.

Notes Payable – Related Party

On February 26, 2014, the Company borrowed $150,000 under a short term note agreement with a related party. Under the terms of this agreement, this note is due to be repaid within 6 months of funding and is non-interest bearing.  If the Company defaults on this agreement, the note shall bear interest at a rate of 18 percent per annum for the entire term of the note. In November 2014, the note agreement was amended to extend the due date to February 26, 2015, 12 months from the date of the note. As of March 31, 2015, $29,441was recorded as accrued interest relating to this note.

Advances – Related Party

During the three months ended March 31, 2015, the Company received advances totaling $51,850 and repaid advances totaling $265,000. Such advances do not accrue interest and are payable upon demand. Total due at March 31, 2015 is $215,000.

Convertible Notes Payable

In July 2014, the Company borrowed $500,000 under two short term note agreements of $250,000 each. Under the terms of each agreement, the principal balance of $250,000 and interest of $16,500 is due to be repaid within 4 months of the date of the note. These agreements were amended on February 23, 2015 to extend the due date to July 21, 2015 and increase the interest amount to $25,000. The Company analyzed the amendment of the note under ASC 470 and concluded that the amendment did not qualify as a substantial modification. At March 31, 2015, $50,000 was recorded as accrued interest relating to these notes. The agreements allow the holder to convert all or a portion of the principal and accrued interest into equity as a conversion rate of $1.25. There is no BCF since the conversion price is $1.25 which equal to the $1.25 units being sold.

On December 19, 2014, the Company received aggregate proceeds of $300,000 in exchange for a convertible note and the issuance of 200,000 warrants with a five year life and an exercise price of $2.50 per share.  The convertible note has a principal amount of $300,000, interest of 8% per annum, a maturity date of December 19, 2015, and is convertible into 300,000 units, with each unit consisting of a share of common stock and a warrant with a five year life from the date of conversion and an exercise price of $1 per share, subject to certain anti-dilution provisions.  The Company allocated the proceeds to the warrants and the convertible debt based on their respective fair values, then computed the effective conversion price of each instrument, noting that the convertible debt gave rise to a beneficial conversion feature in accordance with the provisions of ASC 470-20 “Debt – Debt with Conversion and Other Options.”  Of the $300,000 proceeds received, $71,369 was allocated to the warrants, and $59,546 was allocated to the beneficial conversion feature, each of which are reflected in additional paid-in-capital.  This allocation gave rise to a debt discount of $130,915 which is being amortized on a straight-line basis over the term of the note.  The Company recognized interest expense of $32,280 associated with the amortization of debt discount for the three months ended March 31, 2015.

In March 2015, the Company received aggregate proceeds of $700,000 in exchange for convertible notes and the issuance of 466,667 warrants with a five year life and an exercise price of $2.50 per share. The convertible notes have a principal amount of $700,000, interest of 8% per annum, a maturity date of March 2016 and are convertible into 700,000 units, with each unit consisting of a share of common stock and a warrant with a five year life from the date of conversion and an exercise price of $1 per share, subject to certain anti-dilution provisions. The Company allocated the proceeds to the warrants and the convertible debt based on their respective fair values, then computed the effective conversion price of each instrument, noting that the convertible debt gave rise to a beneficial conversion feature in accordance with the provisions of ASC 470-20 “Debt – Debt with Conversion and Other Options.”  Of the $700,000 proceeds received, $137,863 was allocated to the warrants, and $87,563 was allocated to the beneficial conversion feature, each of which are reflected in additional paid-in-capital.  This allocation gave rise to a debt discount of $225,426 which is being amortized on a straight-line basis over the term of the note.  The Company recognized interest expense of $41,733 associated with the amortization of debt discount for the three months ended March 31, 2015.

Accounts Payable - Related Party

As of March 31, 2015, there is $3,685 due to related party, non interest bearing due on demand.

Note 5: Debt

Notes Payable

During 2013, the Company repaid an aggregate of $1,725,000 to the third party creditors. In addition, an aggregate of $230,000 of debt was converted into 46,000 common shares.  As the debt was not originally convertible, the issuance of the shares to settle the debt was determined to be debt extinguishment. The fair value of the common shares was determined to be $282,900 and therefore a loss on debt extinguishment was recognized of $52,900.

During 2013, the maturity date on an aggregate of $1,400,000 of outstanding debt was extended an additional 3 or 4 months. In connection with the extensions, the Company issued 286,000 common shares. The Company evaluated the modifications under ASC 470-50 determined that the modifications were substantial and the revised terms constituted debt extinguishments. The fair value of the common shares was determined to be $1,758,900, and accounted for as a loss on the extinguishment of debt. These notes were converted into the convertible notes see Note 6 and then converted into equity.

During 2013, the aggregate amortization of other debt discounts totaled $45,421. These discounts were originally recorded during 2012, 2011 and 2010. At December 31, 2013, there is no unamortized debt discount remaining related to the discounts originally recorded during 2012, 2011 and 2010.

The Company has a note payable due to Mr. Seligsohn, their former Chief Executive Officer and President. The note is due on demand and bears an interest rate at the minimum applicable rate for loans of similar duration, which was 0.5% as of December 31, 2014.

Notes Payable – Related Party

On February 26, 2014, the Company borrowed $150,000 under a short term note agreement with a related party. Under the terms of this agreement, this note is due to be repaid within 6 months of funding and is non-interest bearing.  If the Company defaults on this agreement, the note shall bear interest at a rate of 18 percent per annum for the entire term of the note. In November 2014, the note agreement was amended to extend the due date to February 26, 2015, 12 months from the date of the note. As of December 31, 2014, $22,784 was recorded as accrued interest relating to this note.

Advances – Related Party

During the year ended December 31, 2014, the Company received advances from its Chief Executive Officer totaling $721,150 and repaid advances totaling $293,000. Such advances do not accrue interest and are payable upon demand.

Convertible Notes Payable

During 2013, the Company modified $2,432,500 of its outstanding short term debt whereby the notes become convertible. Additionally, from July 1, 2013 through September 24, 2013, the Company borrowed $2,124,500 from private investors.  The notes were unsecured, bear interest at 5% per annum and had a maturity date of December 31, 2013. The notes converted upon the completion of the reverse merger and converted into units of UTCH. Each unit consists of (i) one share of the Common Stock and (ii) one warrant to purchase one share of the Common Stock. The conversion price is $1 per unit. The warrant may be exercised at a purchase price of $2.50 per share. The holder has a period to exercise of 5 years from the date of issuance. The Company analyzed the conversion options in the Convertible Promissory notes for derivative accounting consideration under ASC 815, Derivative and Hedging, and determines that the transactions do not qualify for derivative treatment. Further, the Company determined that there is no discount to be recognized under accounting for beneficial conversion feature as these notes were automatically converted into the Public Company stock upon completion of a merger which closed on September 24, 2013. On September 24, 2013, the Company issued 4,557,000 common shares and 4,557,000 warrants for the conversion of these notes.

In July 2014, the Company borrowed $500,000 under two short term note agreements of $250,000 each. Under the terms of each agreement, the principal balance of $250,000 and interest of $16,500 is due to be repaid within 4 months of the date of the note. These agreements were amended to extend the due date to July 21, 2015 and increase the interest amount to $25,000. The Company analyzed the amendment of the note under ASC 470 and concluded that the amendment did not qualify as a substantial modification. At December 31, 2014, $50,000 was recorded as accrued interest relating to these notes. The agreements allow the holder to convert all or a portion of the principal and accrued interest into equity as a conversion rate of $1.25. There is no BCF since the conversion is $1.25 which equal to the $1.25 units being sold.

On December 19, 2014, the Company received aggregate proceeds of $300,000 in exchange for a convertible note and the issuance of 200,000 warrants with a five year life and an exercise price of $2.5 per share.  The convertible note has a principal amount of $300,000, interest of 8% per annum, a maturity date of December 19, 2015, and is convertible into 300,000 units, with each unit consisting of a share of common stock and a warrant with a five year life from the date of conversion and an exercise price of $1 per share, subject to certain anti-dilution provisions.  The Company allocated the proceeds to the warrants and the convertible debt based on their respective fair values, then computed the effective conversion price of each instrument, noting that the convertible debt gave rise to a beneficial conversion feature in accordance with the provisions of ASC 470-20 “Debt – Debt with Conversion and Other Options”.  Of the $300,000 proceeds received, $71,369 was allocated to the warrants, and $59,546 was allocated to the beneficial conversion feature, each of which are reflected in additional paid-in-capital.  This allocation gave rise to a debt discount of $130,915 which is being amortized on a straight-line basis over the term of the note.  The Company recognized interest expense of $4,304 associated with the amortization of debt discount for the year ended December 31, 2014.

Convertible Notes Payable – Related Party

During 2013, the Company borrowed $6,800,000 from a majority shareholder. These loans were convertible short term note agreements. The notes were unsecured, bore interest at 5% per annum and had a maturity date of December 31, 2013. The notes converted upon the completion of the reverse merger and converted into units of UTCH. Each unit consisted of (i) one share of the Common Stock and (ii) one warrant to purchase one share of the Common Stock. The conversion price was $1 per unit. The warrant may be exercised at a purchase price of $2.50 per share. The holder has a period to exercise of 5 years from the date of issuance. The Company analyzed the conversion options in the Convertible Promissory notes for derivative accounting consideration under ASC 815, Derivative and Hedging, and determines that the transactions do not qualify for derivative treatment. Further, the Company determined that there is no discount to be recognized under accounting for beneficial conversion feature as these notes were automatically converted into the Public Company stock upon completion of a merger which closed on September 24, 2013. On September 24, 2013, the Company issued 6,800,000 common shares and 6,800,000 warrants for the conversion of these notes.

The Company converted outstanding accrued interest of $105,000 due to a majority shareholder, into 115,500 common shares. The relative fair value of these shares was determined to be $57,915 and it was recorded as a debt discount. The full discount was amortized to interest expense during 2013.

In addition, the Company borrowed $240,000 in the form of short term related party notes and repaid $563,800 and converted $76,200 into common shares upon complete of the reverse merger (see note 1) during 2013. As of December 31, 2013, the balance due is $100,000.

On September 24, 2013, the Company issued 76,200 common shares and 76,200 warrants for the conversion of these notes.

Accounts Payable – Related Party

The Company has recorded $48,064 in accounts payable for expenses paid by Joey Stone, Senior Vice President of Corporate Development and John D. Kuhns, former co-Chief Executive Officer and former Executive Chairman of the Board on behalf of the company.